BALANCE SHEET DETAILS - Prepaid and Other Current Assets, Other Receivables (Details) - USD ($) $ in Thousands	1 Months Ended				3 Months Ended
	Feb. 28, 2015	Jan. 31, 2015	Aug. 31, 2014	Jul. 31, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2015
ESA Cultural Investment (Hong Kong) limited
Other receivable
Amount drawn							$ 4,000
Loans receivable, maximum borrowing amount							$ 5,600
Interest rate (as a percent)							20.00%
Percentage of loan receivable on extended maturity date							50.00%
Loan receivable on extended maturity date							$ 2,800
Proceeds from loan payments					$ 6,000	$ 800
Proceeds from interest income					1,100
ESA Cultural Investment (Hong Kong) limited | Other income (expense), net
Other receivable
Loan amount reserved due to collectability risk					$ 2,800
UiTV
Other receivable
Loans receivable								$ 2,300
Amount drawn	$ 1,170	$ 1,170	$ 1,080	$ 1,080
Loan amount reserved due to collectability risk								$ 2,300